Business Combinations	12 Months Ended
Dec. 31, 2023
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Business Combinations
5.
Business combinations
a)
Business combinations

In line with the Group’s growth strategy, the Group acquired twelve businesses during 2023, of which JHT Holdings, Inc. was considered material. All other acquisitions were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

On August 16, 2023, the Group completed the acquisition of JHT Holdings, Inc. ("JHT"), a leading asset light logistics and transportation provider in North America for Class 6-8 truck manufacturers, which includes a joint-venture that is equity-accounted and included in other assets. The purchase price for this business acquisition totaled $309.3 million, which was funded by a mixture of cash on hand and the remaining balance was drawn from the currently existing unsecured revolving credit facility. During the year ended December 31, 2023, the business contributed revenue and net income of $225.3 million and $18.0 million, respectively since the acquisition.

Had the Group acquired JHT on January 1, 2023, as per management’s best estimates, the revenue and net income for this entity would have been $589.5 million and $50.5 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisition occurred on January 1, 2023 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entity.

During the year ended December 31, 2023, the non-material businesses, in aggregate, contributed revenue and net loss of $178.3 million and $6.3 million respectively since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2023, as per management’s best estimates, the revenue and net income for these entities would have been $333.2 million and $9.1 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2023 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate of the entities.

During the year ended December 31, 2023, transaction costs of $0.9 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

As of the reporting date, the Group had not completed the determination of the fair value of assets acquired and liabilities assumed of the 2023 acquisitions. Information to confirm the fair value of certain assets and liabilities is still to be obtained for these acquisitions. As the Group obtains more information, the allocation will be completed.

The table below presents the determination of the fair value of assets acquired and liabilities assumed based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	JHT	Others	December 31, 2023
Cash and cash equivalents		5,709	11,873	17,582
Trade and other receivables		38,250	39,650	77,900
Inventoried supplies and prepaid expenses		10,976	5,897	16,873
Property and equipment	9	65,489	174,850	240,339
Right-of-use assets	10	5,385	25,609	30,994
Intangible assets	11	198,659	80,807	279,466
Other assets		23,887	115	24,002
Trade and other payables		(35,221)	(28,884)	(64,105)
Income tax (payable) receivable		(1,682)	729	(953)
Provisions	17	(19,919)	-	(19,919)
Other non-current liabilities		(444)	(44)	(488)
Long-term debt	14	(4,808)	-	(4,808)
Lease liabilities	15	(5,385)	(25,609)	(30,994)
Deferred tax liabilities	18	(55,367)	(32,375)	(87,742)
Total identifiable net assets		225,529	252,618	478,147
Total consideration transferred		309,304	350,451	659,755
Goodwill	11	83,775	97,833	181,608
Cash		309,304	336,979	646,283
Contingent consideration		-	13,472	13,472
Total consideration transferred		309,304	350,451	659,755

The valuation techniques used for measuring the fair value of land and buildings ($49.5 million) and customer relationships ($175.2 million) acquired regarding JHT were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

The fair values measured on the amounts regarding JHT are on a provisional basis, mainly regarding land and buildings and deferred tax liabilities. This is mainly due to pending completion and review of valuations and site visits for the land and buildings and mainly due to the complexity of the information for the provisions. If new information is obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition that implies adjustments to the amounts, the accounting for the acquisition will be revised.

The trade receivables comprise gross amounts due of $80.0 million, of which $2.1 million was expected to be uncollectible at the acquisition date.

Of the goodwill and intangible assets acquired through business combinations in 2023, $18.9 million is deductible for tax purposes.

In line with the Group’s growth strategy, the Group acquired eleven businesses during 2022, which were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

During the year ended December 31, 2022, the non-material businesses, in aggregate, contributed revenue and net income of $100.6 million and $5.9 million respectively since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2022, as per management’s best estimates, the revenue and net income for these entities would have been $235.7 million and $18.1 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2022 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate.

During the year ended December 31, 2022, transaction costs of $0.1 million were expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

Of the goodwill and intangible assets acquired through business combinations in 2022, $2.9 million was deductible for tax purposes.

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the 2022 acquisitions as at December 31, 2022:

Identifiable assets acquired and liabilities assumed	Note	December 31, 2022
Cash and cash equivalents		863
Trade and other receivables		28,231
Inventoried supplies and prepaid expenses		2,179
Property and equipment	9	70,959
Right-of-use assets	10	28,269
Intangible assets	11	45,740
Other assets		368
Trade and other payables		(10,327)
Income tax payable		(1,465)
Provisions	17	(280)
Lease liabilities	15	(28,269)
Deferred tax liabilities	18	(13,848)
Total identifiable net assets		122,420
Total consideration transferred		181,608
Goodwill		59,188
Cash		159,114
Contingent consideration		22,494
Total consideration transferred		181,608

b)
Goodwill

The goodwill is attributable mainly to the premium of an established business operation with a good reputation in the transportation industry, and the synergies expected to be achieved from integrating the acquired entity into the Group’s existing business.

The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2023	December 31, 2022
Canadian Less-Than-Truckload	Less-Than-Truckload	9,142	-
U.S. Less-Than-Truckload	Less-Than-Truckload	3,376	-
Canadian Truckload	Truckload	16,017	811
Specialized Truckload	Truckload	43,080	35,865
Logistics	Logistics	109,993	22,512
		181,608	59,188

c)
Contingent consideration

The contingent consideration for the year ended December 31, 2023 relates to non-material business acquisitions and is recorded in the original determination of the fair value of assets acquired and liabilities assumed. These considerations are contingent on achieving specified earning levels in future periods. The maximum amount payable is $13.5 million in less than one year, and $0.8 million in more than one year.

The contingent consideration for the year ended December 31, 2022 related to non-material business acquisitions and was recorded in the original determination of the fair value of assets acquired and liabilities assumed. This consideration was contingent on achieving specified earning levels in a future period. The maximum amount payable was $22.5 million in less than one year, and

$21.0 million was paid prior to December 31, 2022. During the year ended December 31, 2023, no measurement adjustments were made.

The contingent consideration balance at December 31, 2023 is $13.2 million (2022 - $8.8 million) and is presented in other financial liabilities on the consolidated statements of financial position.

d)
Adjustment to the provisional amounts of prior year’s non-material business combinations

The 2022 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration paid and net assets acquired of various non-material acquisitions not mentioned previously. These acquisitions were accounted for under the provisions of IFRS 3. As required by IFRS 3, the provisional fair values have been reassessed in light of information obtained during the measurement period following the acquisition. Consequently, the fair value of certain assets acquired, and liabilities assumed of the non-material acquisitions in fiscal 2022 have been adjusted and finalized in 2023. No material adjustments were required to the provisional fair values for these prior period’s business combinations